UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8411

The James Advantage Funds

(Exact name of registrant as specified in charter)

1349 Fairground Road, Beavercreek, Ohio 45385

(Address of principal executive offices) (Zip code)

Barry R. James, P.O. Box 8, Alpha, Ohio, 45301

(Name and address of agent for service)

Registrant's telephone number, including area code: (937) 426-7640

Date of fiscal year end:  6/30

Date of reporting period:  9/30/09

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS — 42.3%
	BASIC MATERIALS — 4.3%
85,000	Barrick Gold Corporation	$3,221,500
116,800	FMC Corporation	6,570,000
6,000	Gold Trust SPDR*	593,100
10,000	iShares Silver Trust*	163,800
37,000	Kinross Gold Corporation	802,900
97,000	Newmont Mining Corporation	4,269,940
43,000	Nucor Corporation	2,021,430
10,000	Olin Corporation	174,400
3,000	Potash Corporation of Saskatchewan	271,020
40,000	PPG Industries, Inc.	2,328,400
30,000	Terra Nitrogen Company, L.P.	3,126,900
		23,543,390

	CONSUMER, CYCLICAL — 6.4%
70,000	Best Buy Company, Inc.	2,626,400
100,000	BJ's Wholesale Club, Inc.*	3,622,000
100,000	Bob Evans Farms, Inc.	2,906,000
75,000	Central Garden & Pet Company*	881,250
135,000	Dollar Tree, Inc.*	6,571,800
15,000	Family Dollar Stores, Inc.	396,000
85,000	McDonald’s Corporation	4,850,950
58,000	Netflix, Inc.*	2,677,860
20,000	NIKE, Inc. - Class B	1,294,000
40,000	The Buckle, Inc.	1,365,600
105,000	The Gymboree Corporation*	5,079,900
50,000	Wal-Mart Stores, Inc.	2,454,500
		34,726,260

	CONSUMER, NON-CYCLICAL — 6.5%
100,000	Archer-Daniels-Midland Company	2,922,000
4,500	Baxter International, Inc.	256,545
90,900	Darling International, Inc.*	668,115
90,000	Del Monte Foods Company	1,042,200
115,000	EZCORP, Inc. - Class A*	1,570,900
73,000	Fresh Del Monte Produce, Inc.*	1,650,530
42,700	Ingles Markets, Inc. - Class A	675,941
234,700	Kroger Company	4,844,208
154,000	Merck & Company, Inc.	4,871,020
80,000	PepsiAmericas, Inc.	2,284,800
280,000	Pfizer, Inc.	4,634,000
90,000	Sara Lee Corporation	1,002,600
125,000	Tupperware Brands Corporation	4,990,000
92,700	Watson Wyatt Worldwide, Inc. – Class A	4,038,012
		35,450,871

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares		Value
	COMMON STOCKS — 40.5% (Continued)
	ENERGY — 3.3%
25,000	Apache Corporation	$2,295,750
10,000	Bolt Technology Corporation*	125,700
69,140	Chevron Corporation	4,869,530
54,000	Devon Energy Corporation	3,635,820
64,300	Exxon Mobil Corporation	4,411,623
50,000	Imperial Oil, Ltd.	1,901,500
25,000	Mariner Energy, Inc.*	354,500
20,000	Valero Energy Corporation	387,800
		17,982,223

	FINANCIAL — 4.3%
245,000	American Financial Group, Inc.	6,247,500
140,000	American Physicians Capital, Inc.	4,033,400
155,000	Amerisafe, Inc.*	2,673,750
109,346	AmTrust Financial Services, Inc.	1,247,638
68,000	Annaly Capital Management, Inc.	1,233,520
1,000	Euro Currency Trust	146,230
16,000	iShares Dow Jones U.S. Financial Sector Index Fund	842,400
57,000	Knight Capital Group, Inc. - Class A*	1,239,750
250,900	Rent-A-Center, Inc.*	4,736,992
37,000	Unum Group	793,280
		23,194,460

	INDUSTRIAL — 5.1%
102,000	AGCO Corporation*	2,818,260
115,000	Ampco-Pittsburgh Corporation	3,057,850
80,000	CSX Corporation	3,348,800
35,000	Cummins, Inc.	1,568,350
7,000	Fluor Corporation	355,950
243,000	GrafTech International Ltd.*	3,572,100
15,000	Granite Construction, Inc.	464,100
40,000	Greif, Inc. - Class A	2,202,000
20,000	GulfMark Offshore, Inc.*	654,800
75,000	Norfolk Southern Corporation	3,233,250
151,700	Owens-Illinois, Inc.*	5,597,730
6,000	The Black & Decker Corporation	277,740
20,000	The Timken Company	468,600
		27,619,530

	TECHNOLOGY — 7.9%
40,000	Arrow Electronics, Inc.*	1,126,000
10,000	Avnet, Inc.*	259,700
14,000	Computer Sciences Corporation*	737,940
15,000	Deluxe Corporation	256,500
30,000	Goodrich Corporation	1,630,200

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares		Value
	COMMON STOCKS — 40.5% (Continued)
	TECHNOLOGY — 7.9% (Continued)
170,000	Hewlett-Packard Company	$8,025,700
82,000	International Business Machines Corporation (IBM)	9,808,021
48,000	Lockheed Martin Corporation	3,747,840
57,500	Northrop Grumman Corporation	2,975,625
8,000	SYNNEX Corporation*	243,840
130,000	Triumph Group, Inc.	6,238,700
239,500	Western Digital Corporation*	8,748,935
		43,799,001

	UTILITIES — 4.5%
115,000	American Electric Power Company, Inc.	3,563,850
185,000	AT&T, Inc.	4,996,850
180,000	CenturyTel, Inc.	6,048,000
20,000	DTE Energy Company	702,800
41,000	Edison International	1,376,780
16,700	FirstEnergy Corporation	763,524
87,000	MDU Resources Group, Inc.	1,813,950
14,000	ONEOK, Inc.	512,680
60,000	Sempra Energy	2,988,600
62,200	The Laclede Group, Inc.	2,000,352
		24,767,386

	TOTAL COMMON STOCKS	$231,083,121

	INTERNATIONAL EQUITY EXCHANGE TRADED FUNDS — 0.4%
87,000	iShares MSCI Japan Index Fund	864,780
14,000	iShares MSCI South Korea Index Fund	663,320
40,000	iShares MSCI Taiwan Index Fund	492,000

	TOTAL INTERNATIONAL EQUITY EXCHANGE TRADED FUNDS	$2,020,100

	INTERNATIONAL BOND EXCHANGE TRADED FUNDS — 0.2%
20,000	SPDR Barclays Capital International Treasury Bond ETF	$1,168,600

Par Value		Value
	U.S. GOVERNMENT & AGENCY BONDS — 41.9%
$867,226	Government National Mortgage Association, 5.500%, 6/15/23	923,256
913,520	Government National Mortgage Association, 5.000%, 10/15/38	947,406
1,953,932	Government National Mortgage Association, 4.500%, 2/15/39	1,986,904
3,522,431	Government National Mortgage Association, 4.000%, 3/20/39	3,472,127
4,981,014	Government National Mortgage Association, 4.500%, 6/15/39	5,065,069
2,992,391	Government National Mortgage Association, 4.500%, 7/15/39	3,042,888
10,000,000	Government National Mortgage Association, 4.000%, 9/15/39	9,907,188
500,000	Tennessee Valley Authority, 5.625%, 1/18/11	531,762
5,000,000	U.S. Treasury Bonds, 4.375%, 2/15/38	5,267,190
22,500,000	U.S. Treasury Bonds, 3.500%, 2/15/39	20,383,605

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

Par Value		Value
	U.S. GOVERNMENT & AGENCY BONDS — 41.9% (Continued)
$5,000,000	U.S. Treasury Inflation Indexed Note, 1.250%, 4/15/14†	5,169,194
8,750,000	U.S. Treasury Inflation Indexed Note, 2.500%, 7/15/16†	10,001,759
3,000,000	U.S. Treasury Inflation Indexed Note, 1.625%, 1/15/18†	3,114,840
20,000,000	U.S. Treasury Notes, 1.250%, 11/30/10	20,176,560
12,500,000	U.S. Treasury Notes, 4.875%, 2/15/12	13,596,675
23,000,000	U.S. Treasury Notes, 3.875%, 2/15/13	24,716,007
48,000,000	U.S. Treasury Notes, 4.625%, 2/15/17	53,141,232
17,400,000	U.S. Treasury Notes, 3.500%, 2/15/18	17,771,107
30,000,000	U.S. Treasury Notes, 2.750%, 2/15/19	28,628,910

	TOTAL U.S. GOVERNMENT & AGENCY BONDS	$227,843,679

	CORPORATE BONDS — 3.9%
$500,000	Anheuser-Busch Companies, Inc., 6.000%, 4/15/11	525,468
1,000,000	Caterpillar, Inc., 7.900%, 12/15/18	1,233,201
1,000,000	Caterpillar, Inc., 8.250%, 12/15/38	1,364,130
2,500,000	Citigroup, Inc., 2.875%, 12/9/11	2,580,718
1,500,000	E.I. Du Pont De Nemours, 5.750%, 3/15/19	1,653,852
2,000,000	General Electric Capital Corporation, 6.875%, 1/10/39	2,094,660
785,000	McDonald's Corporation, 5.700%, 2/1/39	849,894
3,700,000	Microsoft Corporation, 5.200%, 6/1/39	3,784,549
5,000,000	U.S. Bancorp, 2.250%, 3/13/12	5,092,694
2,000,000	Walmart Stores, 5.250%, 9/1/35	2,002,714

	TOTAL CORPORATE BONDS	$21,181,880

	MUNICIPAL BONDS** — 4.8%
$1,000,000	Adams Co CO SD No 014 Ser 2006 UTGO, 5.000%, 12/1/26	1,083,780
1,000,000	Citrus CA Community College Ser 2007B UTGO, 4.750%, 6/1/31	1,038,350
4,620,000	Columbus OH CSD UTGO, 6.150%, 12/1/33	4,814,548
1,000,000	East Baton Rouge LA Swr Community Rev, 5.125%, 2/1/29	1,076,280
1,000,000	FL St Brd Ed Cap Outlay 2007 Ser D UTGO, 5.000%, 6/1/38	1,062,090
1,000,000	Friendswood TX ISD Ser 2008 UTGO (Schoolhouse), 5.000%, 2/15/37	1,068,320
3,000,000	GA St Ser B UTGO, 4.500%, 1/1/29	3,203,430
1,000,000	Illinois St Ser A UTGO, 4.750%, 9/1/26	1,066,590
1,000,000	Judson TX ISD Ser 2008 UTGO, 5.000%, 2/1/37	1,047,430
500,000	Kane & DeKalb Cntys IL Community Unit SD Bldg No 302 Ser 2008 UTGO, 5.500%, 2/1/28	547,730
500,000	Lamar TX Consolidated ISD Ser 2008 UTGO (Schoolhouse), 5.000%, 2/15/38	531,310
1,000,000	MA St Consolidated Loan Ser 2007C UTGO, 5.250%, 8/1/22	1,155,660
1,000,000	Marysville MI Pub SD Ser 2007 UTGO, 5.000%, 5/1/32	1,047,500
125,000	Mesa AZ IDA Rev Ser A (Discovery Health Systems), 5.625%, 1/1/29	127,841
1,100,000	Miamisburg OH CSD UTGO, 5.000%, 12/1/33	1,190,706
500,000	Mt Healthy OH CSD Sch Impt Ser 2008 UTGO, 5.000%, 12/1/26	549,365
550,000	OH St Higher Ed Cap Fac Ser 2000A UTGO, 5.250%, 2/1/13	558,965
1,000,000	OH St Ser A, 5.375%, 9/1/28	1,133,340
1,000,000	OH St Univ Gen Rcpts Ser A, 5.000%, 12/1/28	1,100,260
500,000	Springboro OH Community CSD Ser 2007 UTGO, 5.250%, 12/1/23	591,035
1,000,000	Tyler TX ISD UTGO, 5.000%, 2/15/34	1,061,020
1,000,000	Will and DuPage Cntys IL Ser 2007 UTGO (Bolingbrook), 5.000%, 1/1/37	1,039,680

	TOTAL MUNICIPAL BONDS	$26,095,230

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

Par Value		Value
	FOREIGN BONDS — 5.5%
$5,000,000	Australian Government, 5.250%, 3/15/19	$4,373,947
6,000,000	Bundesrepublik Deutschland, 3.750%, 1/4/19	9,179,952
5,000,000	Canada Government, 3.750%, 6/1/19	4,837,489
6,000,000	Netherlands Government, 4.000%, 7/15/19	9,127,972
3,000,000	New Zealand Government, 6.000%, 12/15/17	2,218,503

	TOTAL FOREIGN BONDS	$29,737,863

	TOTAL INVESTMENT SECURITIES — 99.0%	$539,130,473
	(Amortized Cost $492,153,564)

	OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%	5,251,138

	NET ASSETS — 100.0%	$544,381,611

* Non-income producing security.
** All municipal securities are rated A or higher (Unaudited).	Foreign Bonds Securities Allocation
† Represents original purchase par.		% of total
CSD – City School District		net assets
IDA – Industrial Development Authority	Asia – Pacific	1.2%
ISD – Independent School District	Europe – Euro	3.4%
SD – School District	North America	0.9%
UTGO – Unlimited Tax General Obligation		5.5%

See accompanying Notes to Schedules of Investments.

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS — 89.0%
	BASIC MATERIALS — 0.5%
1,400	Hawkins, Inc.	$32,704
1,900	Innophos Holdings, Inc.	35,150
2,800	Oil-Dri Corporation of America	40,600
6,550	ShengdaTech, Inc.*	41,658
12,420	Terra Industries, Inc.	430,601
		580,713

	CONSUMER, CYCLICAL — 22.3%
13,420	Aeropostale, Inc.*	583,367
1,575	America's Car-Mart, Inc.*	37,721
220,003	Barry (R.G.) Corporation*	1,711,623
40,420	Big Lots, Inc.*	1,011,308
59,820	BJ's Wholesale Club, Inc.*	2,166,680
16,560	Bob Evans Farms, Inc.	481,234
124,160	Central Garden & Pet Company*	1,458,880
925	Citi Trends, Inc.*	26,335
50,048	Dollar Tree, Inc.*	2,436,337
4,000	Dorman Products, Inc.*	60,080
20,875	DreamWorks Animation SKG, Inc. - Class A*	742,524
1,075	Frisch's Restaurants, Inc.	27,821
65,800	JAKKS Pacific, Inc.*	942,256
64,240	Netflix, Inc.*	2,965,961
28,560	Polaris Industries, Inc.	1,164,677
25,220	RadioShack Corporation	417,895
1,150	Red Robin Gourmet Burgers, Inc.*	23,483
95,428	The Buckle, Inc.	3,257,913
15,180	The Children's Place Retail Stores, Inc.*	454,793
62,800	The Gymboree Corporation*	3,038,264
28,100	The Warnaco Group, Inc.*	1,232,466
1,675	True Religion Apparel, Inc.*	43,433
		24,285,051

	CONSUMER, NON-CYCLICAL — 16.0%
26,200	Allied Healthcare International, Inc.*	73,360
4,725	Allion Healthcare, Inc.*	27,641
16,240	AMERIGROUP Corporation*	360,041
2,000	ATC Technology Corporation*	39,520
18,560	Biovail Corporation	286,381
10,300	Compania Cervecerias Unidas S.A. ADR	353,702
221,320	Del Monte Foods Company	2,562,886
76,800	EZCORP, Inc. - Class A*	1,049,088
102,746	Fresh Del Monte Produce, Inc.*	2,323,087
7,300	Hanger Orthopedic Group, Inc.*	101,251
22,680	LifePoint Hospitals, Inc.*	613,721
85,874	Lincare Holdings, Inc.*	2,683,563
1,400	Matrixx Initiatives, Inc.*	7,952
9,625	NovaMed, Inc.*	43,601

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares		Value

	CONSUMER, NON-CYCLICAL — 16.0% (Continued)
4,100	Nutraceutical International Corporation*	$46,207
87,420	Ruddick Corporation	2,327,120
9,200	Shamir Optical Industry Ltd.*	72,036
119,980	Tupperware Brands Corporation	4,789,601
3,400	VIillage Super Market, Inc. - Class A	100,198
2,025	Young Innovations, Inc.	53,278
		17,914,234

	ENERGY — 1.8%
28,800	Magellan Midstream Partners, L.P.	1,082,880
1,150	Panhandle Oil & Gas, Inc. - Class A	24,564
1,850	RGC Resources, Inc.	50,949
13,100	Sunoco Logistics Partners L.P.	776,175
		1,934,568

	FINANCIAL — 10.5%
71,880	American Financial Group, Inc.	1,832,940
97,253	American Physicians Capital, Inc.	2,801,858
4,750	ePlus, Inc.*	73,863
76,910	FPIC Insurance Group, Inc.*	2,580,331
95,060	Knight Capital Group, Inc. - Class A*	2,067,555
2,375	Mercer Insurance Group, Inc.	42,916
4,725	QC Holdings, Inc.	31,894
75,880	Rent-A-Center, Inc.*	1,432,614
29,480	Unum Group*	632,051
1,150	World Acceptance Corporation*	28,992
		11,525,014

	INDUSTRIAL — 14.1%
97,200	Applied Industrial Technologies, Inc.	2,056,752
34,180	Beacon Roofing Supply, Inc.*	546,196
133,000	Chase Corporation	1,556,100
11,820	Granite Construction, Inc.	365,711
32,300	Greif, Inc. - Class A	1,778,115
29,550	GulfMark Offshore, Inc.*	967,467
2,800	International Shipholding Corporation	86,268
1,250	Jinpan International Ltd.	40,013
450	K-Tron International, Inc.*	42,845
3,475	LSB Industries, Inc.*	54,106
535,686	North American Galvanizing & Coatings, Inc.*	3,251,613
4,550	Portec Rail Products, Inc.	43,180
1,625	Standex International Corporation	32,224
7,740	The Black & Decker Corporation	358,285
85,800	Tsakos Energy Navigation Ltd.	1,342,770
76,340	VSE Corporation	2,978,022
		15,499,667

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares		Value

	TECHNOLOGY — 13.1%
241,898	CGI Group, Inc. - Class A*	$2,827,787
144,440	CIBER, Inc.*	577,760
9,025	Computer Task Group, Inc.*	73,193
34,440	CSG Systems International, Inc.*	551,384
3,675	Ebix, Inc.*	203,448
38,640	EnerSys*	854,717
3,950	Formula Systems (1985) Ltd. ADR	37,367
10,300	GSI Technology, Inc.*	41,097
4,850	Key Tronic Corporation*	11,398
1,700	NVE Corporation*	90,372
24,900	Preformed Line Products Company	997,245
37,200	Shanda Interactive Entertainment Ltd. ADR*	1,904,640
69,927	Sybase, Inc.*	2,720,160
33,780	Triumph Group, Inc.	1,621,102
2,325	USA Mobility, Inc.*	29,946
2,000	Versant Corporation*	35,800
64,236	WESCO International, Inc.*	1,849,997
		14,427,413

	UTILITIES — 10.7%
96,871	Atlantic Tele-Network, Inc.	5,174,849
78,780	CenturyTel, Inc.	2,647,008
1,400	Chesapeake Utilities Corporation	43,386
925	Delta Natural Gas Company, Inc.	24,513
86,860	El Paso Electric Company*	1,534,816
5,375	HickoryTech Corporation	45,956
69,539	WGL Holdings, Inc.	2,304,522
		11,775,050
	TOTAL COMMON STOCKS	$97,941,710

	SHORT TERM INVESTMENTS — 7.4%
10,000	First American Treasury Money Market Fund	10,000
4,000,000	U.S. Treasury Notes, 2.125%, 1/31/10	4,025,936
4,000,000	U.S. Treasury Notes, 4.000%, 4/15/10	4,080,780

	TOTAL SHORT TERM INVESTMENTS	$8,116,716

	TOTAL INVESTMENT SECURITIES — 96.4%	$106,058,426
	(Cost $95,602,211)

	OTHER ASSETS IN EXCESS OF LIABILITIES — 3.6%	3,975,586

	NET ASSETS — 100.0%	$110,034,012

*  Non-income producing security.
ADR–American Depository Receipts.

See accompanying Notes to Schedules of Investments.

JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS — 87.9%
	BASIC MATERIALS — 5.7%
10,100	FMC Corporation †	$568,125
11,600	Nucor Corporation †	545,316
6,980	Terra Nitrogen Company, L.P. †	727,525
		1,840,966

	CONSUMER, CYCLICAL — 17.0%
22,440	Bob Evans Farms, Inc. †	652,106
17,575	Dollar Tree, Inc.* †	855,551
20,400	McDonald’s Corporation †	1,164,228
17,750	NIKE, Inc. - Class B †	1,148,425
27,060	The Buckle, Inc. †	923,828
16,475	The Gymboree Corporation* †	797,061
		5,541,199

	CONSUMER, NON-CYCLICAL — 14.8%
22,500	Kroger Company †	464,400
25,070	Merck & Company, Inc. †	792,964
12,525	The Brink's Company †	337,048
40,360	Tupperware Brands Corporation †	1,611,171
13,700	Watson Wyatt Worldwide, Inc.†	596,772
20,200	Wyeth †	981,316
		4,783,671

	ENERGY — 10.2%
8,500	Apache Corporation †	780,555
25,900	Bolt Technology Corporation* †	325,563
18,330	Devon Energy Corporation †	1,234,158
14,250	Exxon Mobil Corporation †	977,693
		3,317,969

	FINANCIAL — 4.9%
69,400	AmTrust Financial Services, Inc. †	791,854
19,570	Assurant, Inc. †	627,414
8,800	Hospitality Properties Trust †	179,256
		1,598,524

JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares		Value
	COMMON STOCKS — 87.9% (Continued)
	INDUSTRIAL — 12.6%
25,900	CSX Corporation †	$1,084,174
18,600	Greif, Inc. - Class A †	1,023,930
15,400	GulfMark Offshore, Inc.* †	504,196
39,625	Owens-Illinois, Inc.* †	1,462,163
		4,074,463

	TECHNOLOGY — 9.5%
9,000	Hewlett-Packard Company †	424,890
6,500	International Business Machines Corporation (IBM) †	777,465
14,190	Northrop Grumman Corporation †	734,333
18,600	Symantec Corporation* †	306,342
17,100	Triumph Group, Inc. †	820,629
		3,063,659

	UTILITIES — 13.2%
28,275	American Electric Power Company, Inc. †	876,242
29,925	AT&T, Inc. †	808,274
35,930	MDU Resources Group, Inc. †	749,141
16,605	Sempra Energy †	827,095
31,800	The Laclede Group, Inc. †	1,022,688
		4,283,440

	TOTAL COMMON STOCKS	$28,503,891

	TOTAL INVESTMENT SECURITIES — 87.9%	$28,503,891
	(Cost $26,266,892)

	SEGREGATED CASH WITH BROKERS — 41.6%	13,471,559

	SECURITIES SOLD SHORT — (63.9) % (Proceeds $21,245,891)	(20,711,586)

	OTHER ASSETS IN EXCESS OF LIABILITIES — 34.4%	11,128,485

	NET ASSETS — 100.0%	$32,392,349

*  Non-income producing security.
†   Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $27,147,563.

See accompanying Notes to Schedules of Investments.

JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
September 30, 2009 (Unaudited)

Shares		Value

	COMMON STOCKS —63.6%
	BASIC MATERIALS — 3.8%
21,675	Aracruz Celulose S.A. ADR	$482,486
14,575	James River Coal Company	278,528
42,376	MAG Silver Corporation	246,628
21,800	Zoltek Companies, Inc.	228,901
		1,236,543

	CONSUMER, CYCLICAL — 11.5%
50,000	AMR Corporation	397,500
13,075	Cavco Industries, Inc.	464,162
17,910	Crocs, Inc.	119,102
26,925	Gaylord Entertainment Company	541,192
12,310	K-Swiss, Inc. - Class A	108,206
17,400	Lamar Advertising Company	477,456
68,650	Morgans Hotel Group	372,083
64,761	Pulte Homes, Inc.	711,726
24,900	The Ryland Group, Inc.	524,643
		3,716,070

	CONSUMER, NON-CYCLICAL — 9.0%
6,680	AMAG Pharmaceuticals, Inc.	291,782
4,295	Auxilium Pharmaceuticals, Inc.	146,932
12,175	Cepheid, Inc.	160,953
7,150	Clinical Data, Inc.	119,191
37,500	Elan Corporation PLC ADR	266,625
28,225	Eurand NV	427,326
26,025	Hansen Medical, Inc.	91,088
22,258	Insulet Corporation	249,957
36,228	MDS, Inc.	296,707
28,900	Rigel Pharmaceuticals, Inc.	236,980
54,690	Senomyx, Inc.	220,401
9,820	Smithfield Foods, Inc.	135,517
15,600	The Great Atlantic & Pacific Tea Company, Inc.	138,996
8,560	Volcano Corporation	143,979
		2,926,434

	ENERGY — 2.5%
25,178	BPZ Resources, Inc.	189,339
38,950	Clean Energy Fuels Corporation	561,269
37,000	Delta Petroleum Corporation	64,750
		815,358

JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

Shares		Value
	COMMON STOCKS — 63.6% (Continued)
	FINANCIAL — 13.4%
3,615	American International Group, Inc.	$159,458
34,125	Boston Private Financial Holdings, Inc.	222,154
3,140	City National Corporation	122,240
24,725	East West Bancorp, Inc.	205,217
33,290	First Horizon National Corporation	440,427
30,000	KeyCorp	195,000
42,050	Kingsway Financial Services, Inc.	179,553
11,375	Legg Mason, Inc.	352,966
40,975	MBIA, Inc.	317,966
22,880	National Penn Bancshares, Inc.	139,797
8,090	Pinnacle Financial Partners, Inc.	102,824
6,920	State Auto Financial Corporation	124,076
19,775	Stewart Information Services Corporation	244,617
23,960	TFS Financial Corporation	285,124
11,365	The St. Joe Company	330,949
16,675	UBS AG ADR	305,319
8,950	ViewPoint Financial Group	125,658
13,310	Whitney Holding Corporation	126,977
20,000	Zions Bancorporation	359,400
		4,339,722

	INDUSTRIAL — 4.2%
9,950	American Superconductor Corporation	333,723
42,325	Golar LNG Ltd.	468,114
35,000	L-1 Identity Solutions, Inc.	244,650
8,350	Metabolix, Inc.	85,838
50,925	Taser International, Inc.	240,366
		1,372,691

	TECHNOLOGY — 17.6%
47,335	3D Systems Corporation	436,902
10,200	Acorda Therapeutics, Inc.	237,456
14,185	Affymax, Inc.	338,880
28,625	Amylin Pharmaceuticals, Inc.	391,876
62,765	Arena Pharmaceuticals, Inc.	280,560
27,600	Cavium Networks, Inc.	592,572
46,600	Clearwire Corporation - Class A	378,858
12,000	Crown Castle International Corporation	376,320
44,025	Cypress Bioscience, Inc.	359,684
16,500	Electronic Arts, Inc.	314,325
17,525	Infinera Corporation	139,324
7,750	Leap Wireless International, Inc.	151,512
20,350	Palm, Inc.	354,700
19,320	Rambus, Inc.	336,168
12,270	SBA Communications Corporation	331,658
22,525	Sequenom, Inc.	72,757

JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

Shares		Value
	COMMON STOCKS — 63.6% (Continued)
	TECHNOLOGY— 17.6% (Continued)
20,150	Vocus, Inc.	$420,933
9,550	XenoPort, Inc.	202,746
		5,717,231

	UTILITIES — 1.5%
21,205	Cbeyond, Inc.	342,037
20,825	RRI Energy, Inc.	148,690
		490,727
	TOTAL COMMON STOCKS SOLD SHORT	$20,614,776

Shares		Value
	INTERNATIONAL EQUITY EXCHANGE TRADED FUNDS — 0.3%
4,200	Powershares Golden Dragon Halter USX China Portfolio	$96,810

	TOTAL SECURITIES SOLD SHORT — 63.9% (Proceeds $21,245,891)	$20,711,586

ADR – American Depository Receipts.
PLC – Public Liability Company.

See accompanying Notes to Schedules of Investments.

JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS — 90.1%
	BASIC MATERIALS — 5.1%
5,840	FMC Corporation	$328,500
150	Hawkins, Inc.	3,504
5,320	IAMGOLD Corporation	75,225
200	Innophos Holdings, Inc.	3,700
7,380	Kinross Gold Corporation	160,146
300	Oil-Dri Corporation of America	4,350
725	ShengdaTech, Inc.*	4,611
		580,036

	CONSUMER, CYCLICAL — 20.6%
175	America's Car-Mart, Inc.*	4,191
9,500	Big Lots, Inc.*	237,690
3,500	BJ's Wholesale Club, Inc.*	126,770
7,440	Bob Evans Farms, Inc.	216,206
20,820	Central Garden & Pet Company*	244,635
100	Citi Trends, Inc.*	2,847
5,840	Dollar Tree, Inc.*	284,291
450	Dorman Products, Inc.*	6,759
6,760	Family Dollar Stores, Inc.	178,464
125	Frisch's Restaurants, Inc.	3,235
7,180	JAKKS Pacific, Inc.*	102,818
5,260	McDonald’s Corporation	300,188
2,420	Netflix, Inc.*	111,731
125	Red Robin Gourmet Burgers, Inc.*	2,553
3,954	The Buckle, Inc.	134,990
8,160	The Gymboree Corporation*	394,780
175	True Religion Apparel, Inc.*	4,538
		2,356,686

	CONSUMER, NON-CYCLICAL — 13.3%
2,900	Allied Healthcare International, Inc.*	8,120
525	Allion Healthcare, Inc.*	3,071
1,700	Archer-Daniels-Midland Company	49,674
225	ATC Technology Corporation*	4,446
3,280	Biovail Corporation	50,610
9,500	ConAgra Foods, Inc.	205,960
16,920	Del Monte Foods Company	195,934
1,840	EZCORP, Inc. - Class A*	25,134
800	Hanger Orthopedic Group, Inc.*	11,096
3,916	Kroger Company	80,826
3,140	LifePoint Hospitals, Inc.*	84,968
150	Matrixx Initiatives, Inc.*	852
5,220	Merck & Company, Inc.	165,109
1,050	NovaMed, Inc.*	4,757
450	Nutraceutical International Corporation*	5,072
9,560	Pfizer, Inc.	158,218
19,820	Sara Lee Corporation	220,794

JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares		Value
	COMMON STOCKS — 90.1% (Continued)
	CONSUMER, NON-CYCLICAL — 13.3% (Continued)
1,025	Shamir Optical Industry Ltd.*	$8,026
2,380	Tupperware Brands Corporation	95,010
375	Village Super Market, Inc. - Class A	11,051
2,680	Watson Wyatt Worldwide, Inc. - Class A	116,741
225	Young Innovations, Inc.	5,920
		1,511,389

	ENERGY — 5.8%
1,410	Apache Corporation	129,480
2,280	Chevron Corporation	160,580
1,580	Devon Energy Corporation	106,381
2,900	Exxon Mobil Corporation	198,970
125	Panhandle Oil & Gas, Inc. - Class A	2,670
200	RGC Resources, Inc.	5,508
940	Sunoco Logistics Partners L.P.	55,695
		659,284

	FINANCIAL — 11.6%
10,665	American Financial Group, Inc.	271,957
8,053	American Physicians Capital, Inc.	232,007
6,700	Amerisafe, Inc.*	115,575
525	ePlus, Inc.*	8,164
250	FPIC Insurance Group, Inc.*	8,388
3,640	Knight Capital Group, Inc. - Class A*	79,170
6,490	Mercer Insurance Group, Inc.	117,274
525	QC Holdings, Inc.	3,544
11,160	Rent-A-Center, Inc.*	210,701
12,620	Unum Group	270,573
125	World Acceptance Corporation*	3,151
		1,320,504

	INDUSTRIAL — 5.9%
1,460	Cooper Industries PLC - Class A	54,852
3,100	CSX Corporation	129,766
4,580	Granite Construction, Inc.	141,705
3,760	Greif, Inc. - Class A	206,987
1,040	GulfMark Offshore, Inc.*	34,050
300	International Shipholding Corporation	9,243
150	Jinpan International Ltd.	4,802
50	K-Tron International, Inc.*	4,761
375	LSB Industries, Inc.*	5,839
925	North American Galvanizing & Coatings, Inc.*	5,615
500	Portec Rail Products, Inc.	4,745
175	Standex International Corporation	3,470
1,320	The Black & Decker Corporation	61,103

JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares		Value
	COMMON STOCKS — 90.1% (Continued)
	INDUSTRIAL— 5.9% (Continued)
		$666,938

	TECHNOLOGY — 15.5%
1,020	Affiliated Computer Services, Inc. - Class A*	55,253
4,400	Computer Sciences Corporation*	231,924
1,000	Computer Task Group, Inc.*	8,110
400	Ebix, Inc.*	22,144
425	Formula Systems (1985) Ltd. ADR	4,021
800	General Dynamics Corporation	51,680
2,800	Goodrich Corporation	152,152
1,125	GSI Technology, Inc.*	4,489
6,680	Hewlett-Packard Company	315,362
2,990	International Business Machines Corporation (IBM)	357,633
525	Key Tronic Corporation*	1,234
4,340	Northrop Grumman Corporation	224,595
200	NVE Corporation*	10,632
14,360	Symantec Corporation*	236,509
1,400	SYNNEX Corporation*	42,672
920	Triumph Group, Inc.	44,151
250	USA Mobility, Inc.*	3,220
225	Versant Corporation*	4,028
		1,769,809

	UTILITIES — 12.3%
8,820	Alliant Energy Corporation	245,637
5,040	American Electric Power Company, Inc.	156,190
9,700	AT&T, Inc.	261,997
11,042	CenturyTel, Inc.	371,010
150	Chesapeake Utilities Corporation	4,649
100	Delta Natural Gas Company, Inc.	2,650
5,940	DTE Energy Company	208,732
1,580	Edison International	53,056
600	HickoryTech Corporation	5,130
1,800	Sempra Energy	89,658
		1,398,709
	TOTAL COMMON STOCKS	$10,263,355

	PREFERRED STOCKS — 2.0%
	FINANCIAL — 0.8%
4,000	General Electric Capital Corporation, 6.00%, 4/24/47(4/24/12)**	96,640

	UTILITIES — 1.2%
5,000	AT&T, Inc., 6.375%, 2/15/56 (2/15/12)**	133,750

	TOTAL PREFERRED STOCKS	$230,390

JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares		Value

	SHORT TERM INVESTMENTS — 7.4%
131,167	First American Treasury Money Market Fund	$131,167
700,000	U.S. Treasury Notes, 4.000%, 4/15/10	714,137

	TOTAL SHORT TERM INVESTMENTS	$845,304

	TOTAL INVESTMENT SECURITIES — 99.5%	$11,339,049
	(Cost $10,337,877)

	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%	56,887

	NET ASSETS — 100.0%	$11,395,936

*   Non-income producing security.
** Date in parenthesis represents call date.
ADR – American Depository Receipts.
PLC – Public Liability Company.

See accompanying Notes to Schedules of Investments.

JAMES MID CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS — 94.9%
	BASIC MATERIALS — 12.2%
2,500	FMC Corporation	$140,625
12,500	IAMGOLD Corporation	176,750
3,000	Kinross Gold Corporation	65,100
14,000	Silver Wheaton Corporation*	176,260
		558,735

	CONSUMER, CYCLICAL — 9.9%
4,000	BJ's Wholesale Club, Inc.*	144,880
4,000	Darden Restaurants, Inc.	136,520
3,500	Dollar Tree, Inc.*	170,380
		451,780

	CONSUMER, NON-CYCLICAL — 21.1%
5,000	ConAgra Foods, Inc.	108,400
10,000	Del Monte Foods Company	115,800
3,000	Life Technologies Corporation*	139,650
4,000	LifePoint Hospitals, Inc.*	108,240
12,500	Sara Lee Corporation	139,250
4,500	Tupperware Brands Corporation	179,640
4,000	Watson Wyatt Worldwide, Inc. - Class A	174,240
		965,220

	ENERGY — 8.3%
10,000	Frontier Oil Corporation	139,200
1,600	Questar Corporation	60,096
3,000	Sunoco Logistics Partners L.P.	177,750
		377,046

	FINANCIAL — 11.6%
5,000	American Financial Group, Inc.	127,500
8,200	Apartment Investment & Management Company - Class A	120,950
3,000	Assurant, Inc.	96,180
5,000	Knight Capital Group, Inc. - Class A*	108,750
4,000	Rent-A-Center, Inc.*	75,520
		528,900

	INDUSTRIAL — 9.2%
2,500	AGCO Corporation*	69,075
7,500	GrafTech International Ltd.*	110,250
2,500	Granite Construction, Inc.	77,350
3,000	Greif, Inc. - Class A	165,150

JAMES MID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares		Value
	COMMON STOCKS — 94.9%
	INDUSTRIAL — 9.2% (Continued)

		$421,825

	TECHNOLOGY — 11.3%
2,000	Affiliated Computer Services, Inc. - Class A*	108,340
2,500	Computer Sciences Corporation*	131,775
1,000	Goodrich Corporation	54,340
15,000	Qwest Communications International, Inc.	57,150
4,500	Western Digital Corporation*	164,385
		515,990

	UTILITIES — 11.3%
4,000	CenturyTel, Inc.	134,400
3,000	DTE Energy Company	105,420
3,500	Energen Corporation	150,850
6,000	MDU Resources Group, Inc.	125,100
		515,770
	TOTAL COMMON STOCKS	$4,335,266

	SHORT TERM INVESTMENTS — 0.5%
22,166	First American Treasury Money Market Fund	$22,166

	TOTAL INVESTMENT SECURITIES — 95.4%	$4,357,432
	(Cost $4,091,127)

	OTHER ASSETS IN EXCESS OF LIABILITIES — 4.6%	210,235

	NET ASSETS — 100.0%	$4,567,667

*  Non-income producing security.

See accompanying Notes to Schedules of Investments.

JAMES ADVANTAGE FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2009

Securities Valuation

The Funds' portfolio securities are valued as of the close of the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern time) on each day that the NYSE is open for business, and on any other day on which there is sufficient trading in a Fund’s securities to materially affect the net asset value.  Securities that are traded on any exchange are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Funds Adviser, James Investment Research, Inc. (“James”) opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ over-the-counter market are valued at their NASDAQ Official Closing Price (“NOCP”) for all NASDAQ National Market (“NNM”) and NASDAQ Capital Market® securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which a Fund calculates its net asset value) that materially affects a security’s value, when James determines that the market quotation does not accurately reflect the current value or when a restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Funds may use pricing services to determine market value for securities. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will approximate fair value.

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing the Funds.  In computing the net asset value of the Funds, the values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price, last bid price, or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

The calculation of the share price of the Funds holding foreign securities in its portfolio does not take place contemporaneously with the determination of the values of many of the foreign portfolio securities used in such calculation.  Events affecting the values of foreign portfolio securities that occur between the time their prices are determined and the calculation of the Fund’s share price will not be reflected in the calculation unless the Adviser determines, subject to review by the

JAMES ADVANTAGE FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Board of Trustees, that the particular event would materially affect net asset value, in which case an adjustment will be made.

In accordance with the Trust’s good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Funds have adopted Fair Value Measurements.  Fair Value Measurements  establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, securities maturing within 60 days of the filing are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

JAMES ADVANTAGE FUNDS

NOTES TO SCHEDULES OF INVESTMENTS  (Continued)

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2009:

		Level 2-
		Other
	Level 1-	Significant
	Quoted	Observable
	Prices	Inputs
Investments in Securities:
(Assets)

James Balanced: Golden Rainbow Fund
Common Stock *	$231,083,121	$-
Corporate Bonds	-	21,181,880
Foreign Government Bonds	-	29,737,863
Municipal Bonds	-	26,095,230
Exchange Traded Funds	3,188,700	-
U.S. Government Agencies	-	25,876,599
U.S. Treasuries	201,967,080	-

James Small Cap Fund
Common Stock *	97,941,710	-
Mutual Funds	10,000	-
U.S. Treasuries	8,106,716	-

James Market Neutral Fund
Common Stock *	28,503,891	-

James Equity Fund
Common Stock *	10,263,355	-
Mutual Funds	131,167	-
Preferred Stock	230,390	-
U.S. Treasuries	714,137	-

James Mid Cap Fund
Common Stock *	4,335,266	-
Mutual Funds	22,166	-

Investments in Securities Sold Short:
(Liabilities)

James Market Neutral Fund
Common Stock *	$20,614,776	$-
Exchange Traded Funds	96,810	-
* All equity securities are classified as Level 1. See Schedule of Investments for industry classification.
No Fund had securities classified as Level 3 at September 30, 2009.

JAMES ADVANTAGE FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from security transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The James Balanced:  Golden Rainbow Fund will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments.

Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation

The market value of investment securities, other assets and liabilities of the James Balanced: Golden Rainbow Fund denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate.

Short Sales and Segregated Cash

The James Market Neutral Fund actively sells short common stocks. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

JAMES ADVANTAGE FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. If a security sold short pays a dividend while the Fund is short that security, the Fund will pay the dividend and record that amount as an expense.

All short sales are collateralized, as required by the Fund’s prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or high-grade liquid assets sufficient to collateralize the market value of its short positions.

Tax Information

The following information is computed on a tax basis for each item as of September 30, 2009:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
James Balanced: Golden Rainbow Fund	$492,206,123	$53,702,411	$(6,750,570)	$(46,951,841)
James Small Cap Fund	$95,602,211	$18,883,142	$(8,426,927)	$10,456,215
James Market Neutral Fund	$26,263,802	$4,198,399	$(1,958,310)	$2,240,089
James Equity Fund	$10,337,877	$1,716,599	$(715,428)	$1,001,172
James Mid Cap Fund	$4,091,127	$757,554	$(491,250)	$266,305

Subsequent Events

The Funds evaluated subsequent events from September 30, 2009, the date of these Schedules of Investments, through November 16, 2009, the date this report was issued and available.  There were no subsequent events to report that would have a material impact on the Funds’ Schedules of Investments.

Item 2. Controls and Procedures.

(a)           The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There were no significant changes in the registrant's internal controls over financial reporting  (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        The James Advantage Funds

By (Signature and Title)

/s/ Barry R. James
Barry R. James
President

Date:  November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Barry R. James
Barry R. James
President

Date:  November 19, 2009

By (Signature and Title)

/s/ Thomas L. Mangan
Thomas L. Mangan
Treasurer and Chief Financial Officer

Date:  November 19, 2009